OTHER CURRENT LIABILITIES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
OTHER CURRENT LIABILITIES AND ACCRUED EXPENSES
NOTE 5 – OTHER CURRENT LIABILITIES AND ACCRUED EXPENSES

	As of December 31, 2021	As of December 31, 2020

Payroll and employee benefits	$19,945	$19,817
Value-added tax and other business taxes	10,958	13,638
Dealer commissions and subsidies	9,600	12,462
Income and withholding taxes	8,977	12,060
Handset purchases	4,416	11,398
Other	45,335	47,058

Other current liabilities and accrued expenses	$99,231	$116,433